Organization and Business Description (Details) - Schedule of Ys Group's Current Legal Entity		6 Months Ended		12 Months Ended
		Sep. 30, 2023		Mar. 31, 2023
YS Biopharma Co., Ltd. (“YS Biopharma”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Nature of Operations	[1]	Holding Company
Date of Incorporation	[1]	Nov. 16, 2020
Place of Incorporation	[1]	Cayman Islands
YishengBio (Hong Kong) Holdings Limited (“HK Yisheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Nature of Operations		Holding Company
Date of Incorporation		Dec. 28, 2020
Place of Incorporation		Hong Kong
Yisheng Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Nature of Operations		Research and development of vaccines and therapeutic biologics	[2]	Research and development of vaccines and therapeutic biologics
Date of Incorporation		Nov. 28, 2009	[2]	Nov. 28, 2009
Place of Incorporation		Singapore	[2]	Singapore
Yisheng US Biopharma Inc. (“US Yisheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Nature of Operations		Research of vaccines and therapeutic biologics		Research of vaccines and therapeutic biologics
Date of Incorporation		Sep. 29, 2009		Sep. 29, 2009
Place of Incorporation		US		US
Liaoning Yisheng Biopharma Co., Ltd. (“Liaoning Yisheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Nature of Operations		Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	[3]	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics
Date of Incorporation		May 26, 1994	[3]	May 26, 1994
Place of Incorporation		PRC	[3]	PRC
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Nature of Operations		Research and development of vaccines and therapeutic biologics		Research and development of vaccines and therapeutic biologics
Date of Incorporation		Feb. 04, 2021		Feb. 04, 2021
Place of Incorporation		PRC		PRC
Hudson Biomedical Group Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Nature of Operations		Purpose of effecting a merger		Purpose of effecting a merger
Date of Incorporation		Aug. 15, 2022		Aug. 15, 2022
Place of Incorporation		Cayman Islands		Cayman Islands
YS Biopharma (Philippines) Inc. (“Philippines Yisheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Nature of Operations		Researching, developing, producing, wholesaling and commercializing pharmaceutical products
Date of Incorporation		May 09, 2023
Place of Incorporation		Philippines

[1]	YS Biopharma, formerly known as Yisheng Bio Co., Ltd with the name changed on March 16, 2023.
[2]	Singapore Yisheng was incorporated November 28, 2009, and acquired by YS Group in fiscal 2011
[3]	Liaoning Yisheng was incorporated May 26, 1994, and acquired by YS Group in fiscal 2005.